UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 1001 Brickell Bay Drive, Suite 3112
         Miami, FL 33131


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			11-14-07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $6,129,756
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUGUSTA RES CORP COM NEW       COM              050912203     3876 1448900.0000SH    SOLE             1448900.0000
BERKSHIRE HATHAWAY INC DEL A   COM              084670108  1273627 10747.0000SH      SOLE                9104.0000         1643.0000
BERKSHIRE HATHAWAY INC DEL B   COM              084670207   197505 49976.0000SH      SOLE               18758.0000        31218.0000
CALUMET SPEC PROD PTNR UT LTD  COM              131476103     2232 45400.0000SH      SOLE                2100.0000        43300.0000
CANADIAN NAT RES LTD           COM              136385101  1536412 20282669.9060SH   SOLE            17070600.0000        3212069.90
CITIGROUP                      COM              172967101      409 8766.0000SH       SOLE                2766.0000         6000.0000
COCA COLA CO                   COM              191216100      867 15079.9030SH      SOLE                  75.0000        15004.9030
DAILY JOURNAL CORP COM         COM              233912104     2712 67796.0000SH      SOLE               48946.0000        18850.0000
DUKE ENERGY CORP COM           COM              26441C105      811 43400.0000SH      SOLE                                 43400.0000
EASTMAN CHEM CO COM            COM              277432100   141879 2126169.8230SH    SOLE             2021800.0000        104369.823
ECHOSTAR COMMUNICATIONS CORP C COM              278762109   718506 15349422.0000SH   SOLE            12547124.0000        2802298.00
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857   141748 1351396.0000SH    SOLE             1232096.0000        119300.000
GYRODYNE CO AMER INC COM       COM              403820103      579 11026.0000SH      SOLE                 770.0000        10256.0000
HOMEFED CORP                   COM              43739D307    20051 317014.0000SH     SOLE              241295.0000        75719.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1690 18247.0000SH      SOLE                 133.0000        18114.0000
IDT CORP                       COM              448947101    17794 2249500.0000SH    SOLE             2165700.0000        83800.0000
IDT CORP CL B                  COM              448947309    59236 7077200.0000SH    SOLE             6810200.0000        267000.000
LEUCADIA NATL CORP COM         COM              527288104   425486 8823842.0000SH    SOLE             6541280.0000        2282562.00
MARKEL CORP                    COM              570535104      363 750.0000 SH       SOLE                                   750.0000
MERCURY GENL CORP NEW          COM              589400100     3891 72150.0000SH      SOLE                 150.0000        72000.0000
MOHAWK INDS INC COM            COM              608190104   268263 3299668.0000SH    SOLE             2614100.0000        685568.000
MUELLER WTR PRODS INC COM SER  COM              624758108     9437 761700.0000SH     SOLE              761700.0000
MUELLER WTR PRODS INC COM SER  COM              624758207   102909 9355400.0000SH    SOLE             8661700.0000        693700.000
PENN WEST ENERGY TR UNIT       COM              707885109   277034 8916436.9152SH    SOLE             7591089.5699        1325347.34
SAFETY INS GROUP INC COM       COM              78648T100    18003 500913.0000SH     SOLE              481113.0000        19800.0000
SEARS HLDGS CORPCOM            COM              812350106   367925 2892489.0000SH    SOLE             2506671.0000        385818.000
SPECTRA ENERGY CORP COM        COM              847560109      531 21700.0000SH      SOLE                                 21700.0000
TAL INTERNATIONAL GROUP INC    COM              874083108    69218 2760997.0000SH    SOLE             2760997.0000
USG CORP NEW COM               COM              903293405   208167 5543736.0000SH    SOLE             4851000.0000        692736.000
WESCO FINL CORP COM            COM              950817106      589 1481.0000SH       SOLE                   1.0000         1480.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    15500 29822.0000SH      SOLE               29822.0000
WINTHROP REALTY TRUST INC      COM              976391102    14180 2106988.9100SH    SOLE             2106988.9100
XTO ENERGY INC COM             COM              98385X106   228326 3692200.0000SH    SOLE             3270900.0000        421300.000